Statements of Changes in Stockholders’ Deficit - USD ($)	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 11, 2021
Balance (in Shares) at Feb. 11, 2021
Balance at Dec. 31, 2021	$ 431		(11,152,409)	(11,151,978)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Issuance of Class B common stock	$ 431	24,569		25,000
Issuance of Class B common stock (in Shares)	4,312,500
Change in value of common stock subject to redemption		(24,569)	(14,885,111)	(14,909,680)
Net income			3,732,702	3,732,702
Balance at Dec. 31, 2022	$ 431		(5,890,208)	(5,889,777)
Balance (in Shares) at Dec. 31, 2022	4,312,500
Change in value of common stock subject to redemption			(534,002)	(534,002)
Net income			$ 5,796,203	$ 5,796,203